PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET.
PROPERTY, PLANT AND EQUIPMENT, NET

13.    PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Buildings	12,655,905	17,195,868
Machinery and equipment	22,435,247	30,438,878
Motor vehicles	114,936	183,921
Furniture, fixture and office equipment	1,995,407	1,116,407
	37,201,495	48,935,074
Less: Accumulated depreciation	(6,462,379)	(11,557,978)
Subtotal	30,739,116	37,377,096
Construction in progress	1,550,972	3,890,092
Property, plant and equipment, net	32,290,088	41,267,187

Depreciation expenses were RMB1,604 million, RMB2,585 million and RMB7,856 million for the years ended December 31, 2021, 2022 and 2023, respectively.

For the years ended December 31, 2021, 2022 and 2023, the Group disposed certain equipment with the net book value amounting of RMB390 million, RMB1,118 million and RMB290 million and recognized related disposal loss amounted to RMB350 million, RMB249 million and RMB108 million, respectively. Increase in disposal loss on property, plant and equipment was mainly due to the automation upgrade of the Group.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

Significant increase of property, plant and equipment during the year ended December 31, 2023 was attributable to the expansion of manufacturing capacity and automation upgrade of the Group.

For the years ended December 31, 2021, 2022 and 2023, the Group recorded impairments of RMB150 million, RMB374 million and RMB640 million related to the retirement of certain equipment in production lines that had become obsolete due to automation upgrade of the Group.

As of December 31, 2022 and 2023, certain property, plant and equipment with net book value amounting of RMB5,210 million and RMB5,250 million were pledged as collateral for the Group’s borrowings (Note 18).